DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Sales of goods and services	$ 1,706,290,703	$ 1,587,284,426	$ 1,272,731,728
Government grants	14,335,379	17,303,006	24,408,466
Total	$ 1,720,626,082	$ 1,604,587,432	$ 1,297,140,194